United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Securities Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2013

Date of Reporting Period: Quarter ended 12/31/2012

Item 1. Schedule of Investments

Federated Municipal Securities Fund, Inc.
Portfolio of Investments
December 31, 2012 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—96.8%
		Alabama—0.3%
$1,250,000		Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	$1,414,600
		Alaska—0.1%
595,000		Valdez, AK Marine Terminal, Marine Terminal Revenue Refunding Bonds (Series 2003B), 5.00% (BP PLC), 1/1/2014	621,245
		Arizona—1.9%
1,545,000		Apache County, AZ IDA, PCRBs (Series 2012A), 4.50% (Tucson Electric Power Co.), 3/1/2030	1,614,587
1,000,000		Arizona Board of Regents, System Revenue Bonds (Series 2008C), 6.00% (Arizona State University)/(Original Issue Yield: 6.12%), 7/1/2028	1,190,130
2,000,000		Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2023	2,388,940
2,000,000		Phoenix, AZ Civic Improvement Corp.—Wastewater System, Senior Lien Wastewater System Revenue Bonds (Series 2008), 5.50%, 7/1/2024	2,423,520
2,000,000		Pima County, AZ IDA, Revenue Bonds (Series 2008B), 5.75% (Tucson Electric Power Co.), 9/1/2029	2,119,720
		TOTAL	9,736,897
		California—10.0%
3,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), 5.00%, 10/1/2042	3,339,600
1,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.625%, 4/1/2044	1,162,140
425,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	449,603
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028	1,000,640
2,000,000		California State, Various Purpose GO Bonds, 6.00%, 11/1/2039	2,398,200
4,000,000		California State, Various Purpose UT GO Bonds, 5.75% (Original Issue Yield: 5.85%), 4/1/2029	4,740,080
1,000,000		California State, Various Purpose UT GO Bonds, 6.50%, 4/1/2033	1,245,140
1,000,000		El Centro, CA Financing Authority, INS Hospital Revenue Bonds (Series 2001), 5.25% (El Centro Regional Medical Center)/(California Mortgage Insurance GTD)/(Original Issue Yield: 5.32%), 3/1/2018	1,002,430
3,000,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.00% (California State)/(FGIC INS), 6/1/2035	3,134,520
1,000,000		Long Beach, CA USDT, UT GO Bonds (Series 2008A), 5.75%, 8/1/2033	1,184,790
1,000,000		Los Angeles, CA Department of Water & Power, Power System Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.10%), 7/1/2039	1,120,730
2,000,000		Los Angeles, CA USDT, UT GO Bonds (Series 2009D), 5.20%, 7/1/2029	2,366,340
1,000,000		Los Angeles, CA Wastewater System, Refunding Revenue Bonds (Series 2009A), 5.75%, 6/1/2034	1,219,370
1,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (Series 2009C), 5.00%, 7/1/2031	1,162,770
1,950,000		Poway, CA USDT, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	1,983,131
6,000,000		Regents of the University of California Medical Center, Pooled Revenue Bonds (Series 2008D), 5.00%, 5/15/2024	6,826,800
240,000		Regents of the University of California, Revenue Bonds (Series A), 5.125% (United States Treasury PRF 5/15/2013@100), 5/15/2020	244,291
3,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00% (Merrill Lynch & Co., Inc. GTD), 2/15/2025	3,443,400
1,500,000		Sacramento County, CA Airport System, Airport System Senior Revenue Bonds (Series 2009B), 5.50% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.60%), 7/1/2034	1,724,085
2,665,000		Sacramento, CA Municipal Utility District, Electric Revenue Refunding Bonds (Series 2012Y), 5.00%, 8/15/2028	3,201,305
349,000	[1]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	174,081
1,000,000		Santa Barbara CCD, CA, UT GO Bonds (Series 2008A), 5.25%, 8/1/2028	1,176,650
1,000,000		Torrance, CA Hospital Revenue Bonds, (Series 2001 A), 5.50% (Torrance Memorial Medical Center)/(Original Issue Yield: 5.65%), 6/1/2031	1,002,230
1,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2009A), 6.00%, 11/1/2040	1,173,710
3,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2011A), 5.00%, 11/1/2037	3,424,920
1,000,000		University of California, General Revenue Bonds (Series 2009O), 5.75%, 5/15/2034	1,200,090

Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$1,000,000	Vista, CA Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030	$1,001,340
	TOTAL	52,102,386
	Colorado—2.3%
2,500,000	Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012A), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2033	2,660,775
1,445,000	Denver (City & County), CO, Revenue Bonds (Series 2012B), 5.00% (Denver, CO City & County Airport Authority), 11/15/2037	1,642,647
4,250,000	University of Colorado Hospital Authority, Revenue Bonds (Series 2012A), 5.00%, 11/15/2036	4,748,015
2,500,000	University of Colorado, University Enterprise Revenue Bonds (Series 2011A), 5.25%, 6/1/2036	2,946,125
	TOTAL	11,997,562
	Connecticut—1.0%
4,000,000	Connecticut State, Refunding UT GO Bonds (Series 2010C), 5.00%, 12/1/2019	4,958,960
	Delaware—0.5%
2,380,000	Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	2,678,500
	Florida—5.9%
1,500,000	Broward County, FL Airport System, Airport System Revenue Bonds (Series 2012Q-1), 5.00%, 10/1/2037	1,691,040
1,445,000	Broward County, FL Airport System, Airport System Revenue Refunding Bonds (Series 2009O), 5.375% (Original Issue Yield: 5.48%), 10/1/2029	1,664,669
1,500,000	Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), Revenue Refunding Bonds (Series 2012A), 5.00%, 04/01/2027	1,667,025
760,000	Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	786,805
2,175,000	Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2008F), 5.00% (Florida State), 6/1/2025	2,635,600
2,000,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012A), 5.00%, 10/1/2029	2,352,540
2,250,000	Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 5.00% (Mt. Sinai Medical Center, FL), 11/15/2029	2,469,937
5,000,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.00% (Assured Guaranty Corp. INS), 10/1/2028	5,717,250
1,250,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds (Series 2010), 5.00% (Original Issue Yield: 5.10%), 7/1/2040	1,365,850
5,000,000	Orlando & Orange County Expressway Authority, FL, Revenue Bonds (Series 2010A), 5.00%, 7/1/2035	5,595,900
2,000,000	Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2025	2,558,040
2,000,000	St. Johns County, FL IDA, Revenue Bonds (Series 2010A), 5.875% (Presbyterian Retirement Communities)/(Original Issue Yield: 5.98%), 8/1/2040	2,232,060
	TOTAL	30,736,716
	Georgia—3.7%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625% (Original Issue Yield: 5.78%), 1/1/2033	5,920,600
2,190,000	Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 5.00%, 1/1/2035	2,435,477
2,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	2,553,500
2,000,000	Burke County, GA Development Authority, PCRBs (Series 2008A), 5.50% (Oglethorpe Power Corp.), 1/1/2033	2,178,200
1,000,000	Georgia State, UT GO Bonds (Series 2009B), 5.00%, 1/1/2026	1,179,350
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.25%, 1/1/2021	1,228,380
3,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008D), 5.50% (Original Issue Yield: 5.80%), 1/1/2026	3,574,080
	TOTAL	19,069,587
	Illinois—4.8%
1,875,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50%, 1/1/2041	2,398,537
2,000,000	Chicago, IL O'Hare International Airport, Passenger Facility Charge Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2031	2,267,880
1,500,000	Chicago, IL Sales Tax, Revenue Bonds (Series 2011A), 5.25%, 1/1/2038	1,727,415
2,765,000	Chicago, IL, UT GO Bonds (Project Series 2011A), 5.25%, 1/1/2035	3,081,731
1,930,000	Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University of Chicago), 7/1/2022	2,195,510
215,000	Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University of Chicago)/(United States Treasury PRF 7/1/2017@100), 7/1/2022	254,104
4,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Refunding Revenue Bonds (Series 2010 A-1), 5.25%, 1/1/2030	4,559,040

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$5,000,000		Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	$5,587,000
1,500,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,692,195
1,200,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.10%), 6/1/2028	1,445,184
		TOTAL	25,208,596
		Indiana—3.8%
2,200,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/(AMBAC INS), 3/1/2029	2,295,348
1,625,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2028	1,918,426
1,500,000		Indiana State Finance Authority Enviornmental Revenue, Revenue Refunding Bonds (Series 2010), 6.00% (United States Steel Corp.), 12/1/2026	1,536,840
1,665,000		Indiana State Finance Authority, Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00% (Ohio Valley Electric Corp.)/(Original Issue Yield: 5.05%), 6/1/2039	1,717,947
1,500,000		Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate Avenue Parking Facility), 7.40% (United States Treasury COL)/(Original Issue Yield: 7.488%), 7/1/2015	1,639,365
4,000,000		Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	4,838,600
1,000,000		Knox County, IN Economic Development, Revenue & Refunding Bonds (Series 2012A), 5.00% (Good Samaritan Hospital, IN), 4/1/2042	1,079,030
1,702,776	[1,2]	St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	204,555
4,000,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.00% (BP PLC), 1/1/2016	4,441,560
		TOTAL	19,671,671
		Iowa—0.4%
2,330,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.50% (Original Issue Yield: 5.78%), 6/1/2042	2,216,040
		Kansas—0.2%
1,010,000		Kansas State Development Finance Authority, Health Facilities Revenue Bonds (Series 2007L), 5.125% (Stormont-Vail HealthCare, Inc.)/(National Public Finance Guarantee Corporation INS), 11/15/2032	1,084,296
		Kentucky—1.1%
3,000,000		Kentucky Turnpike Authority, Economic Development Road Revenue Bonds (Series 2008A), 5.00%, 7/1/2023	3,523,380
2,000,000		Louisville & Jefferson County, KY Metropolitan Government, Revenue Bonds (Series 2012A), 5.00% (Catholic Health Initiatives), 12/1/2031	2,283,800
		TOTAL	5,807,180
		Louisiana—0.2%
1,180,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	1,297,504
		Maryland—0.2%
1,060,000		Maryland State EDC, Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	1,179,155
		Massachusetts—4.4%
4,000,000		Massachusetts Bay Transportation Authority General Transportation System, Assessment Bonds (Series 2008A), 5.25%, 7/1/2034	4,608,600
4,330,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2032	4,905,240
3,000,000		Massachusetts Development Finance Agency, Revenue Bonds (Series 2010B-2), 5.00% (Harvard University), 10/15/2020	3,823,680
2,000,000		Massachusetts School Building Authority, Sales Tax Revenue Refunding Bonds (Series 2012A), 5.00%, 8/15/2022	2,554,040
1,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds (Series 2011B), 5.25%, 10/15/2035	1,191,380
5,000,000		Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2010B), 5.00%, 8/1/2027	6,066,150
		TOTAL	23,149,090
		Michigan—0.8%
1,500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00%, (United States Treasury PRF 4/1/2013@100)(Oakwood Obligated Group), 4/1/2022	1,521,540
2,470,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2009A), 5.35%, 6/1/2022	2,766,548
		TOTAL	4,288,088
		Minnesota—0.2%
1,000,000		University of Minnesota, GO Bonds (Series 2011A), 5.25%, 12/1/2030	1,215,610

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Mississippi—0.2%
$940,000	Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	$1,033,887
	Missouri—0.6%
1,335,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	1,373,168
1,500,000	St. Louis County, MO IDA, Senior Living Facilities Revenue Bonds (Series 2012), 5.00% (Friendship Village Sunset Hills), 9/1/2042	1,574,985
	TOTAL	2,948,153
	Nebraska—0.6%
2,800,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2027	3,338,636
	Nevada—0.9%
3,000,000	Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2025	3,455,460
1,000,000	Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Dignity Health (Catholic Healthcare West))/(Original Issue Yield: 5.72%), 7/1/2024	1,052,780
	TOTAL	4,508,240
	New Hampshire—0.3%
1,685,000	New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	1,734,640
	New Jersey—3.0%
3,000,000	New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2020	3,518,970
3,000,000	New Jersey EDA, Revenue Bonds, Series 2004, 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.89%), 6/15/2029	3,236,400
5,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 5.50% (New Jersey State), 6/15/2041	5,758,000
2,000,000	New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00% (Original Issue Yield: 5.069%), 1/1/2036	2,202,000
1,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2012A), 5.00%, 1/1/2035	1,149,070
	TOTAL	15,864,440
	New Mexico—0.4%
2,000,000	Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.25% (Original Issue Yield: 5.34%), 7/1/2034	2,332,000
	New York—9.7%
1,500,000	Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	1,742,085
2,000,000	Hempstead (town), NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	2,040,520
2,500,000	Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2012E), 5.00% (MTA Transportation Revenue), 11/15/2042	2,812,875
1,500,000	New York City Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group, Inc.), 10/1/2035	1,746,180
4,000,000	New York City, NY IDA, CPI Pilot Revenue Bonds (Series 2006), 2.982% (Yankee Stadium LLC)/(FGIC INS), 3/1/2021	3,928,360
3,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	3,246,150
2,725,000	New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2011C), 5.50%, 11/1/2035	3,268,883
3,570,000	New York City, NY, UT GO Bonds (Series 2009E), 5.00%, 8/1/2026	4,226,666
5,000,000	New York City, NY, UT GO Bonds (Series 2009I-1), 5.375% (Original Issue Yield: 5.55%), 4/1/2036	5,931,700
2,470,000	New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 2), 5.000% (7 World Trade Center LLC), 9/15/2043	2,720,483
2,000,000	New York State Dormitory Authority, Revenue Bonds (Series 2008A), 5.00% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2028	2,302,640
2,780,000	New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority—General Revenue), 1/1/2028	3,287,850
2,500,000	New York State Thruway Authority, Revenue Bonds (Series 2007A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2026	2,914,250
3,000,000	New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	3,727,350
1,985,000	Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (Escrowed In Treasuries COL)/(National Public Finance Guarantee Corporation INS) 6/1/2014	2,097,946
4,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.00% (Original Issue Yield: 5.10%), 11/15/2037	4,588,480
	TOTAL	50,582,418

Principal Amount		Value
	MUNICIPAL BONDS—continued
	North Carolina—3.5%
$1,000,000	Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2009), 5.25%, 7/1/2030	$1,187,790
500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue & Refunding Bonds (Series 2007A), 5.00% (Carolinas HealthCare System)/(Original Issue Yield: 5.09%), 1/15/2031	546,245
500,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue Refunding Bonds (Series 2008A), 5.25% (Carolinas HealthCare System), 1/15/2024	567,490
1,660,000	Johnston Memorial Hospital Authority, NC, FHA INS Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital)/(Assured Guaranty Municipal Corp. INS), 10/1/2036	1,824,854
2,000,000	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds (Series 2009), 5.00% (Wake Forest University), 1/1/2038	2,241,460
5,000,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2009B), 5.00% (Duke University), 10/1/2038	5,843,350
500,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375%, (United States Treasury PRF 1/1/2013@100)(Original Issue Yield: 5.57%), 1/1/2017	500,000
500,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.50%, 1/1/2026	582,185
1,500,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2036	1,528,410
1,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	1,002,380
1,205,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A), 5.25% (Cleveland Community Healthcare)/(AMBAC INS), 7/1/2021	1,250,778
500,000	University of North Carolina Wilmington, COPs (Series 2008), 5.00% (Assured Guaranty Corp. INS), 6/1/2022	587,790
525,000	University of North Carolina Wilmington, COPs, 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 6/1/2022	577,332
	TOTAL	18,240,064
	Ohio—6.1%
5,000,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2008A), 5.25% (American Municipal Power, Prairie State Energy Campus Project), 2/15/2028	5,703,550
4,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 5.95%), 6/1/2030	3,644,360
2,000,000	Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.00%, 1/1/2029	2,257,900
1,700,000	Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (Assured Guaranty Municipal Corp. INS), 12/1/2024	1,799,892
4,000,000	Hamilton County, OH, Healthcare Facilities Revenue Bonds (Series 2012), 5.25% (Christ Hospital), 6/1/2032	4,425,360
5,000,000	Ohio State Turnpike Commission, Revenue Refunding Bonds (Series 2010A), 5.00%, 2/15/2031	5,705,650
40,000	Ohio State Water Development Authority, Revenue Bonds (Series I), 7.00% (Escrowed In Treasuries COL)/(AMBAC INS)/(Original Issue Yield: 7.45%), 12/1/2014	42,870
3,000,000	Ohio State, Common Schools GO Bonds (Series 2012B), 5.00%, 3/15/2022	3,798,150
1,800,000	Ohio State, Hospital Revenue Refunding Bonds (Series 2008A), 5.25% (Cleveland Clinic)/(Original Issue Yield: 98.376%), 1/1/2033	1,983,240
2,000,000	Ohio State, Infrastructure Improvement GO Bonds (Series 2008A), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	2,380,760
	TOTAL	31,741,732
	Pennsylvania—9.4%
3,890,000	Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	4,591,056
1,280,000	Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.40%), 5/1/2029	1,280,269
1,085,000	Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,135,572
2,570,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	3,062,026
4,935,000	Commonwealth of Pennsylvania, UT GO Bonds (Second Series 2010A), 5.00%, 5/1/2017	5,799,217
5,000,000	Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	5,763,600
3,000,000	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2009), 7.00% (Allegheny Energy Supply Company LLC), 7/15/2039	3,589,530
4,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (First Series of 2012), 5.00% (Temple University), 4/1/2042	4,524,440
1,500,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2009A), 5.25% (University of Pennsylvania Health System), 8/15/2022	1,780,590
3,125,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System)/(Original Issue Yield: 5.10%), 5/15/2031	3,459,250
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2012), 5.00% (LaSalle University), 5/1/2042	1,094,210
3,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2008 B-1), 5.50%, 6/1/2033	3,402,780

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,000,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 6/1/2033	$1,110,380
2,000,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00%, 12/1/2036	2,457,940
3,185,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds (Series 2012B), 6.25% (Temple University Health System Obligated Group), 7/1/2023	3,555,193
1,000,000	Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25% (Original Issue Yield: 5.29%), 1/1/2032	1,124,460
1,000,000	University of Pittsburgh, University Capital Project Bonds (Series 2009B), 5.50%, 9/15/2024	1,213,520
	TOTAL	48,944,033
	Puerto Rico—1.9%
1,000,000	Commonwealth of Puerto Rico, Public Improvement GO Bonds (Series 2008A), 5.50%, 7/1/2018	1,065,790
1,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien Revenue Bonds (Series 2012A), 5.125% (Original Issue Yield: 5.36%), 7/1/2037	909,870
2,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien Revenue Bonds (Series 2012A), 5.25% (Original Issue Yield: 5.42%), 7/1/2042	1,827,080
1,000,000	Puerto Rico Electric Power Authority, Power Refunding Revenue Bonds (Series 2007VV), 5.25% (National Public Finance Guarantee Corporation INS), 7/1/2029	1,032,420
2,000,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2012A), 5.00%, 7/1/2029	2,006,000
3,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate Series 2010A), 5.50%, 8/1/2037	3,106,500
	TOTAL	9,947,660
	Rhode Island—0.5%
2,500,000	Rhode Island State Health and Educational Building Corp., Higher Education Facilities Revenue Bonds (Series 2007), 5.00% (Brown University), 9/1/2037	2,815,075
	South Carolina—1.1%
2,000,000	Lexington County, SC Health Services District, Inc., Revenue Refunding Bonds, 5.00%, 11/1/2026	2,343,860
3,000,000	Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2009A-3), 5.00%, 1/1/2018	3,478,860
	TOTAL	5,822,720
	Tennessee—1.1%
1,000,000	Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2021	1,231,270
2,725,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs & Co. GTD), 9/1/2023	3,094,646
1,000,000	Tennessee State, GO Bonds (Series 2009A), 5.00% (United States Treasury PRF 5/1/2017@100), 5/1/2027	1,184,010
	TOTAL	5,509,926
	Texas—8.1%
2,000,000	Austin, TX Electric Utility System, Revenue Refunding Bonds (Series 2012A), 5.00%, 11/15/2037	2,309,940
2,795,000	Bexar County, TX, HFDC, Revenue Bonds (Series 2010), 6.20% (Army Retirement Residence Foundation), 7/1/2045	3,124,782
5,000,000	Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Bonds, 5.25%, 12/1/2038	5,748,800
4,000,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	4,486,360
2,000,000	Harris County, TX, Toll Road Senior Lien Revenue & Refunding Bonds (Series 2008B), 5.00% (Harris County, TX Toll Road Authority)/(Original Issue Yield: 5.08%), 8/15/2033	2,265,160
2,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.50% (Original Issue Yield: 5.67%), 7/1/2034	2,296,560
1,000,000	Humble, TX ISD, UT GO Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 2/15/2024	1,045,450
2,500,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00% (Original Issue Yield: 5.12%), 1/1/2038	2,735,950
1,000,000	Socorro, TX ISD, School Building UT GO Bonds (Series 2006A), 5.00% (PSFG), 8/15/2026	1,127,660
2,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	2,658,225
2,030,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25%, 12/15/2026	2,361,418
1,525,000	Texas State Public Finance Authority, GO Bonds (Series 2007), 5.00% (Texas State), 10/1/2027	1,763,678
5,000,000	Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2027	5,628,650
4,000,000	Texas State, Water Financial Assistance UT GO Bonds (Series 2009A), 5.00%, 8/1/2029	4,688,560
	TOTAL	42,241,193

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Virginia—2.0%
$1,000,000	Chesapeake, VA, (Chesapeake, VA Transportation System), Senior Toll Road Revenue Bonds (Series 2012A), 5.00%, 07/15/2047	$1,073,090
535,000	Henrico County, VA EDA, EDRBs (Series 2013), 5.00% (Bon Secours Health System), 11/1/2030	587,243
3,900,000	Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	3,959,397
4,000,000	Virginia Resources Authority, Subordinated Revenue Bonds (Series 2008), 5.00% (Virginia State Clean Water Revolving Fund), 10/1/2027	4,712,880
	TOTAL	10,332,610
	Washington—1.9%
2,000,000	Port of Seattle, WA, Revenue & Refunding Bonds (Series 2010B), 5.00%, 6/1/2040	2,247,180
3,060,000	Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.625% (Original Issue Yield: 6.875%), 6/1/2032	3,151,739
2,000,000	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2009A), 6.50% (Swedish Health Services)/(United States Treasury PRF 11/15/2014@100)/(Original Issue Yield: 6.73%), 11/15/2033	2,226,120
2,115,000	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2012), 5.00% (Kadlec Regional Medical Center), 12/1/2042	2,206,093
	TOTAL	9,831,132
	Wisconsin—3.5%
1,285,000	Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (National Public Finance Guarantee Corporation INS), 11/1/2022	1,294,959
6,000,000	Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.02%), 5/1/2033	7,257,960
3,000,000	Wisconsin State HEFA, 6.625% (ProHealth Care, Inc.)/(Original Issue Yield: 6.87%), 2/15/2039	3,523,290
1,510,000	Wisconsin State HEFA, Revenue Bonds (previously Synergy Health), 6.00% (Froedtert & Community Health)/(United States Treasury PRF 8/15/2013@100)/(Original Issue Yield: 6.10%), 11/15/2023	1,560,268
4,000,000	Wisconsin State, UT GO Bonds (Series 2008C), 5.00%, 5/1/2028	4,690,280
	TOTAL	18,326,757
	Wyoming—0.2%
1,000,000	Laramie County, WY, Hospital Revenue Bonds (Series 2012), 5.00% (Cheyenne Regional Medical Center), 5/1/2032	1,112,910
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $462,482,232)	505,641,909
	SHORT-TERM MUNICIPALS—2.5%[3]
	Florida—0.4%
2,100,000	Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs, (Bank of America N.A. LOC), 0.13%, 1/1/2013	2,100,000
	New York—1.6%
1,000,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2008 Series BB-2) Daily VRDNs (Bank of America N.A. LIQ), 0.13%, 1/1/2013	1,000,000
7,145,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 1-C) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.13%, 1/1/2013	7,145,000
	TOTAL	8,145,000
	Pennsylvania—0.5%
2,600,000	Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.27%, 1/3/2013	2,600,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	12,845,000
	TOTAL MUNICIPAL INVESTMENTS—99.3% (IDENTIFIED COST $475,327,232)[4]	518,486,909
	OTHER ASSETS AND LIABILITIES - NET—0.7%[5]	4,003,156
	TOTAL NET ASSETS—100%	$522,490,065
At December 31, 2012, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Non-income producing security.
2	Security in default.

3	Current rate and next reset date shown for Variable Rate Demand Notes.
4	At December 31, 2012, the cost of investments for federal tax purposes was $475,144,541. The net unrealized appreciation of investments for federal tax purposes was $43,342,368. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $45,790,917 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,448,549.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “ Directors”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
CCD	—Community College District
COL	—Collateralized
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
EDRBs	—Economic Development Revenue Bonds
FGIC	—Financial Guaranty Insurance Company
FHA	—Federal Housing Administration
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
PSFG	—Public School Fund Guaranteed
SFM	—Single Family Mortgage
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Securities Fund, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date February 22, 2013